Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business and Organization
Business and Organization

(1) Business and Organization

        Antero Resources LLC, a limited liability company, and its consolidated operating subsidiaries (collectively referred to as the Company, we, or our) are engaged in the exploration for and the production of natural gas, natural gas liquids (NGLs), and oil onshore in the United States in unconventional reservoirs, which can generally be characterized as fractured shales and tight sand formations. Our properties are primarily located in the Appalachian Basin in West Virginia, Ohio, and Pennsylvania. During 2012 we sold our Arkoma Basin properties and our Piceance Basin properties. We also have certain midstream gathering and pipeline operations which are ancillary to our interests in producing properties. Our corporate headquarters are in Denver, Colorado.

        Our consolidated financial statements as of June 30, 2013 include the accounts of Antero Resources LLC, and its directly and indirectly owned subsidiaries. The subsidiaries include Antero Resources Corporation (ARC) (formerly Antero Resources Appalachian Corporation) and its wholly owned subsidiaries, Antero Resources Bluestone LLC and Antero Resources Finance Corporation (Antero Finance) (collectively referred to as the Antero Entities). Antero Resources LLC, the stand alone parent entity, has insignificant independent assets and no operations.

(1) Organization

  Business and Organization

        Antero Resources LLC, a limited liability company, and its consolidated operating subsidiaries (collectively referred to as the Company, we, or our) are engaged in the exploration for and the production of natural gas, natural gas liquids (NGLs), and oil onshore in the United States in unconventional reservoirs, which can generally be characterized as fractured shales and tight sand formations. Our properties are primarily located in the Appalachian Basin in West Virginia, Ohio, and Pennsylvania. During 2012 we sold our Oklahoma Arkoma Basin properties and our Colorado Piceance Basin properties. We also have certain midstream gathering and pipeline operations which are ancillary to our interests in producing properties. Our corporate headquarters are in Denver, Colorado.

        Our consolidated financial statements as of December 31, 2012 include the accounts of Antero Resources LLC, and its directly and indirectly owned subsidiaries. The subsidiaries include Antero Resources Appalachian Corporation and its wholly owned subsidiaries, Antero Resources Arkoma LLC (Antero Arkoma), Antero Resources Piceance LLC (Antero Piceance), Antero Resources Pipeline LLC (Antero Pipeline), Antero Resources Bluestone LLC, and Antero Resources Finance Corporation (Antero Finance) (collectively referred to as the Antero Entities). Subsequent to December 31, 2012 the Antero Arkoma, Antero Piceance, and Antero Pipeline LLCs were merged into Antero Resources Appalachian Corporation.